CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues (Note 13):
Software license	$ 28,679	$ 34,541	$ 31,542
Services	74,502	65,505	55,545
Total revenues	103,181	100,046	87,087
Cost of revenues:
Software license	4,413	3,686	2,519
Services	39,894	35,185	29,177
Total cost of revenues	44,307	38,871	31,696
Gross profit	58,874	61,175	55,391
Operating expenses:
Research and development	15,970	13,146	9,019
Selling and marketing	39,706	31,977	23,382
General and administrative	9,121	8,779	7,386
Impairment of goodwill	0	0	939
Total operating expenses	64,797	53,902	40,726
Operating (loss) income	(5,923)	7,273	14,665
Other income	0	110	0
Financial income, net	839	274	7
Net (loss) income before taxes	(5,084)	7,657	14,672
Taxes on income (Tax benefit) (Note 14)	(924)	169	2,462
Net (loss) income	(4,160)	7,488	12,210
Other comprehensive income, net of tax:
Gain in respect of marketable securities	411	37	45
Gain /(Loss) in respect of derivatives instruments designated for cash flow hedge	(267)	689	(440)
Comprehensive (loss) income	$ (4,016)	$ 8,214	$ 11,815
Basic net (loss) earnings per share (in dollars per share)	$ (0.13)	$ 0.24	$ 0.39
Diluted net (loss) earnings per share (in dollars per share)	$ (0.13)	$ 0.23	$ 0.38
Shares used in computing basic net (loss) earnings per share (in shares)	32,048,030	31,545,435	31,014,373
Shares used in computing diluted net (loss) earnings per share (in shares)	32,048,030	32,837,789	32,226,883